Common Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2026
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common Stock, Additional Paid-In Capital and Dividends
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2025 which have been filed with the Securities and Exchange Commission on Form 20-F on April 1, 2026. No dividends were paid to common stock holders in the six months ended June 30, 2025 and 2026.

2024 ATM: The Company has issued 953,223 common shares pursuant to the 2024 ATM in the six-month period ended June 30, 2026, for gross proceeds of $4,294 and has incurred $57 of expenses related to this equity distribution agreement.

2026 Equity Line Purchase Agreement: On April 24, 2026, the Company entered into a common shares purchase agreement (the “2026 Equity Line Purchase Agreement”) with B. Riley Principal Capital II, LLC (the “Selling Shareholder”). Pursuant to the 2026 Equity Line Purchase Agreement, the Company has the right to sell to the Selling Shareholder, from time to time during the term of the 2026 Equity Line Purchase Agreement, up to $50,000 of its common shares, subject to certain limitations and conditions set forth in the 2026 Equity Line Purchase Agreement. Sales of the Company’s common shares pursuant to the 2026 Equity Line Purchase Agreement, and the timing of any sales, are solely at the Company’s option. The Company filed a registration statement to register the resale by the Selling Shareholder, as amended, of up to 50,000,000 of its common shares. The Company’s right to cause the Selling Shareholder to purchase its common shares is subject to certain conditions set forth in the 2026 Equity Line Purchase Agreement. During the six-month period ended June 30, 2026 the Company issued 1,925,373 Common shares in connection with the 2026 Equity Line Purchase Agreement for gross proceeds of $2,481 and has incurred costs related to the 2026 Equity Line of Credit of $787.